LOSS PER SHARE - Weighted average number of ordinary shares, basic (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LOSS PER SHARE
Balance at the beginning of the year	335,285	287,616	264,495
The effect of public offering and private placements	79,638	44,726	12,908
The effect of exercise of options and warrants into shares and vesting of RSUs	520	306	262
Weighted average number of ordinary shares used in computation of basic loss per share	415,443	332,648	277,665